Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 22, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	QUAINT OAK BANCORP INC
Trading Symbol	qnto
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,855,223
Entity Public Float			$ 13,624,819
Amendment Flag	false
Entity Central Index Key	0001391933
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY